LONG-TERM DEBT (Details 1) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 10,363
2022	2,087
2023
2024	44,025
2025	34,756
Thereafter
Total	91,231
Unamortized debt issuance costs	(5,794)
Unamortized purchase discount	(1,397)
Total Debt	84,040
Senior Term Loan [Member]
Debt Instrument [Line Items]
2021
2022
2023
2024	44,025
2025
Thereafter
Total	44,025
Unamortized debt issuance costs	(5,794)
Unamortized purchase discount	(1,397)
Total Debt	36,834
Subordinated Debt [Member]
Debt Instrument [Line Items]
2021	10,065
2022
2023
2024
2025
Thereafter
Total	10,065
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	10,065
Subordinated Term Loan [Member]
Debt Instrument [Line Items]
2021
2022
2023
2024
2025	34,756
Thereafter
Total	34,756
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	34,756
Long-term Debt [Member]
Debt Instrument [Line Items]
2021	298
2022	2,087
2023
2024
2025
Thereafter
Total	2,385
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	$ 2,385